Intangible Assets (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2012
Goodwill
Goodwill	$ 6,577,609
Foreign currency translation adjustment	(159,423)	(185,145)
Goodwill	10,455,453	6,577,609
GPS Global [Member]
Goodwill
Additions resulting from acquisitions:		3,381,000
BFC/Emerge [Member]
Goodwill
Additions resulting from acquisitions:		$ 3,381,754